SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Stock Option Activity
The following is a summary of stock option activity under the 2014 Plan as of and for the year ended December 31, 2020:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2019	584,675	$159.34
Granted	161,500	207.60
Exercised	(135,809)	146.90
Forfeited	(25,250)	175.76

Options outstanding at December 31, 2020	585,116	$174.83	3.22	$30,729

Options exercisable at December 31, 2020	89,697	$161.15	2.27	$5,866

Summary of Non-Vested Restricted Stock Activity
The following is a summary of non-vested restricted stock activity as of and for the year ended December 31, 2020:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted stock outstanding at December 31, 2019	3,191,705	$68.63
Granted	184,265	193.89
Vested	(37,274)	108.36
Forfeited	(3,589)	164.94

Non-vested restricted stock outstanding at December 31, 2020	3,335,107	$75.00

Valuation Assumptions Used for Stock Option Awards
The following table presents the weighted-average assumptions used for stock options granted
:

Years Ended December 31,	2020	2019	2018
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	0.26%	1.64%	2.69%
Expected volatility	20.89%	18.01%	17.11%
Expected dividend yield	3.69%	3.99%	3.13%
Grant date fair value	$20.76	$14.81	$20.05

Share-Based Compensation Expense
The following table provides information on share-based compensation expense:

Years Ended December 31,	2020	2019	2018
Stock options	$2,447	$2,440	$2,014
Non-vested restricted stock	19,682	14,592	13,494

Share-based compensation expense	$22,129	$17,032	$15,508